Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Borrowings
Year End Balance - Total Bank	$ 43,000	$ 24,000
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Year End Balance - Total Bank	43,000	24,000
FHLB advances | Bank
Borrowings
2015	8,000	0
2016	8,000	3,000
2017	5,000	3,000
2018	20,000	18,000
2019-20	2,000	0
2015 (as a percent)	0.30%
2016 (as a percent)	0.67%	0.64%
2017 (as a percent)	1.07%	0.91%
2018 (as a percent)	2.00%	2.00%
2019-20 (as a percent)	1.97%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	25,774	25,774
Year End Weighted Rate (as a percent)	2.94%	2.94%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	2.07%	2.07%